Leases (Details) - Schedule of associated financial statement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets, net	$ 27,880	$ 29,910
Liabilities
Operating lease liabilities, current	9,634	8,126
Operating lease liabilities, non-current	$ 17,507	$ 21,485
Weighted average remaining lease term (in years)	5 years 1 month 6 days	5 years 7 months 6 days
Weighted average discount rate (%)	5.78%	5.80%